Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (615,039)	$ 25,302
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Interest earned on investment held in Trust Account	(1,472)	(559,404)
Change in fair value of warrants liabilities	(111,541)	(10,740)
Changes in current assets and current liabilities:
Prepaid assets		8,333
Accounts payable and accrued expense	89,233	167,594
Due to related parties	522,903	402,106
Net Cash (Used in) Provided by Operating Activities	(115,916)	33,191
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(998,596)	(1,650,148)
Cash withdrawn from Trust Account to pay redeeming shareholders	1,495,875	105,889,888
Net Cash Provided by Investing Activities	497,279	104,239,740
Proceeds from promissory notes	1,114,243	361,348
Proceeds from promissory note – related party		780,000
Redemption of ordinary shares	(1,495,875)	(105,889,888)
Net Cash Used in Financing Activities	(381,632)	(104,748,540)
Net Decrease in Cash	(269)	(475,609)
Cash – Beginning of year	1,545	477,154
Cash – End of year	1,276	1,545
Supplemental Disclosure of Non-cash Financing Activities:
Distribution of dividend warrants	636,375
Accretion of carrying value to redemption value	$ 1,000,068	$ 2,209,552